Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Issued capital [member]	Reserve of share-based payments [member]	Tax Incentive Reserve [Member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Total
Beginning balance, value at Dec. 31, 2023	$ 291,215	$ 44,488		$ 1,533	$ (175,586)	$ 161,650	[1]
Beginning balance, shares at Dec. 31, 2023	110,059,471
IfrsStatementLineItems [Line Items]
Exercise of RSUs	$ 35,617	(35,617)
Exercise of RSUs, shares	1,207,808
Stock-based compensation		9,614				9,614
Tax incentive reserve			2,500			2,500
Net loss for the year					(51,396)	(51,396)
Other comprehensive income for the year				(30,028)		(30,028)
Ending balance, value at Dec. 31, 2024	$ 326,832	18,485	2,500	(28,495)	(226,982)	92,340
Ending balance, shares at Dec. 31, 2024	111,267,279
IfrsStatementLineItems [Line Items]
Exercise of RSUs	$ 1,788	(1,788)
Exercise of RSUs, shares	135,700
Stock-based compensation		2,470				2,470
Tax incentive reserve			171			171
Net loss for the year					(50,185)	(50,185)
Other comprehensive income for the year				11,834		11,834
Ending balance, value at Dec. 31, 2025	$ 328,620	$ 19,167	$ 2,671	$ (16,661)	$ (277,167)	$ 56,630
Ending balance, shares at Dec. 31, 2025	111,402,979

[1]	Effective January 1, 2024, the Company changed its presentation currency from Canadian dollars to United States dollars. Refer to Note 2.4 “Presentation currency of the financial statements” for further details.